INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Recognized Income tax recovery (liabilities)
	Year ended December 31, 2023	Year ended December 31, 2022
Net loss before income tax	$8,612	$16,588
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax rate	2,325	4,479
Tax effect of:
Permanent differences and other	1,627	1,557
Investment in Treasury Metals	(314)	(1,324)
Investment in PC Gold	-	(201)
Flow-though eligible expenditures	(884)	(327)
Share issue costs	149	73
Difference in tax rates in foreign jurisdictions	32	1
Flow-through share premium liability	1,576	309
Changes in unrecognized deferred tax assets	(2,831)	(4,258)
Other	(104)	-
Income tax recovery	$1,576	$309

Recognized deferred income tax assets (liabilities)
	December 31, 2023	December 31, 2022
Non-capital loss carryforwards	$4,607	$3,115
Mineral properties	(4,715)	(3,033)
Other	(38)	(82)
Property and Equipment	146	-
Total	$-	$-

Deferred income tax assets
	December 31, 2023	December 31, 2022
Non-capital loss carryforwards	$55,676	$51,574
Investment in Treasury Metals	32,731	30,408
Investment in PC Gold	14,473	14,428
Investment in Big Ridge	2,954	2,241
Silver Stream derivative liability	17,109	9,985
Investment tax credits	5,209	5,209
Other	1,994	1,519
Undeducted financing costs	1,049	217
Property and equipment	1,330	1,057
Mineral properties	41	1,997
Capital loss carryforwards	28,144	31,820
Total	$160,710	$150,455